Financial Risk and Fair Value Disclosures - Additional Information (Detail) $ in Thousands, $ in Thousands, ¥ in Billions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 JPY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 155,644,299	$ 136,986,309
Cash flow hedge reserve in other components of equity	$ 0	$ (2,058)		$ 0
Accounts receivables from the top ten customers	44.00%	54.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period	$ 113,000	$ 203,000	$ 286,000
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	0.10%	0.10%	0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage increase in market risk	$ (46,000)	$ (44,000)	$ (58,000)
Percentage decrease in market risk	0.10%	0.10%	0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage decrease in market risk	$ 46,000	$ 44,000	$ 58,000
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	5.00%	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 252,000	$ 171,000	$ 33,000
Percentage decrease in market risk	5.00%	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (252,000)	$ (171,000)	$ (33,000)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	671,000	408,000	979,000
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	$ (671,000)	$ (408,000)	$ (979,000)
Taiwan, New Dollars | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ (1,009,000)	$ (1,367,000)	$ (1,330,000)
Percentage decrease in market risk	10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ 1,009,000	$ 1,367,000	$ 1,330,000
China, Yuan Renminbi | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk	10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	$ 2,200,000	$ 2,624,000	$ 4,011,000
Percentage decrease in market risk	10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (2,200,000)	$ (2,624,000)	$ (4,011,000)
Forward exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets | ¥					¥ 23
Cash flow hedge reserve in other components of equity	$ (3,000)